Convertible Redeemable Preferred Shares (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended							8 Months Ended	12 Months Ended			25 Months Ended
	Mar. 02, 2017	Feb. 08, 2017	Oct. 12, 2009	Oct. 08, 2008	May 24, 2012	Feb. 14, 2011	Aug. 19, 2009	Jun. 26, 2009	Sep. 26, 2008	Mar. 17, 2008	Dec. 27, 2007	Aug. 18, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 20, 2014
Convertible Redeemable Preferred Shares (Textual)
Purchase price		$ 0.678											$ 7.45
Net cash proceeds													$ 6,300
Dividends annual rate													6.00%
Percentage of original purchase price													100.00%
Redemption, description													Convertible Redeemable Preferred Shares are redeemed at a price equal to 150% the original purchase price plus any unpaid declared dividends.
Series E-1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares	7,094,164	7,094,164
Purchase price		$ 0.678
Warrants, exercise price	$ 0.001	$ 0.001
Issuance costs	$ 312	$ 312
Net cash proceeds	$ 9,008	$ 9,008
Converted to ordinary shares amount													$ 2,708
Issuances of convertible redeemable preferred shares	2,950,036	10,325,126
Series A Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares				5,000,000					12,000,000	3,100,000	19,800,000
Purchase price				$ 0.20					$ 0.20	$ 0.20	$ 0.20
Issuance costs													91
Net cash proceeds													7,889
Total cash consideration				$ 7,980					$ 7,980	$ 7,980	$ 7,980
Series B Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares			3,571,428				15,000,000	64,285,715
Purchase price			$ 0.21				$ 0.21	$ 0.21
Issuance costs													158
Net cash proceeds													14,242
Total cash consideration			$ 17,400				$ 17,400	$ 17,400
Series C Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares					5,454,545	38,181,817
Purchase price					$ 0.275	$ 0.275
Issuance costs													183
Net cash proceeds													11,817
Total cash consideration					$ 12,000	$ 12,000
Series D Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Textual)
Convertible preferred stock shares																23,721,443
Purchase price																$ 0.33725
Issuance costs													126
Net cash proceeds													$ 7,874
Total cash consideration																$ 8,000
Percentage of original purchase price																150.00%
Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Textual)
Dividend was accumulated to holder												$ 1,709		$ 1,120